Consolidated Quarterly Holdings Report
for
Fidelity® Contrafund®
March 31, 2026
CON-NPRT1-0526
1.799873.122
Common Stocks - 94.6%
	Shares	Value ($)
AUSTRALIA - 0.1%
Industrials - 0.0%
Aerospace & Defense - 0.0%
DroneShield Ltd (b)(i)	22,607,222	62,110,379
Commercial Services & Supplies - 0.0%
Brambles Ltd	462,786	7,263,092
Clean TeQ Water Ltd (b)	1,191,319	298,583
		7,561,675
TOTAL INDUSTRIALS		69,672,054
Materials - 0.1%
Metals & Mining - 0.1%
Anglogold Ashanti Plc	753,590	73,369,523
TOTAL AUSTRALIA		143,041,577
BELGIUM - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
UCB SA	1,061,852	319,932,547
BRAZIL - 0.3%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Petroleo Brasileiro SA - Petrobras ADR	1,140,954	23,674,796
Financials - 0.3%
Banks - 0.3%
Itau Unibanco Holding SA ADR	6,252,583	52,396,646
NU Holdings Ltd/Cayman Islands Class A (b)	18,811,465	270,320,752
		322,717,398
Capital Markets - 0.0%
Banco BTG Pactual SA unit	1,165,113	12,661,411
TOTAL FINANCIALS		335,378,809
Materials - 0.0%
Metals & Mining - 0.0%
Wheaton Precious Metals Corp	350,369	45,990,496
TOTAL BRAZIL		405,044,101
BURKINA FASO - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
IAMGOLD Corp (b)	1,613,442	30,341,200
CANADA - 2.5%
Consumer Discretionary - 0.1%
Broadline Retail - 0.1%
Dollarama Inc	1,363,075	167,290,486
Specialty Retail - 0.0%
Aritzia Inc Subordinate Voting Shares (b)	38,854	3,170,660
Textiles, Apparel & Luxury Goods - 0.0%
Gildan Activewear Inc	701,266	39,053,323
TOTAL CONSUMER DISCRETIONARY		209,514,469
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Cameco Corp (United States)	353,935	38,440,880
Canadian Natural Resources Ltd (c)	2,590,337	126,360,627
Cenovus Energy Inc	1,196,485	31,754,889
Imperial Oil Ltd (c)	3,769,609	493,753,474
PrairieSky Royalty Ltd	164,147	3,799,535
Suncor Energy Inc	771,594	51,034,695
TOTAL ENERGY		745,144,100
Financials - 0.3%
Banks - 0.2%
Royal Bank of Canada	1,966,509	317,898,457
Toronto Dominion Bank	629,329	58,775,375
		376,673,832
Insurance - 0.1%
Fairfax Financial Holdings Ltd Subordinate Voting Shares	52,541	89,525,543
Intact Financial Corp	444,154	80,484,753
		170,010,296
TOTAL FINANCIALS		546,684,128
Health Care - 0.0%
Biotechnology - 0.0%
Xenon Pharmaceuticals Inc (b)	483,388	28,109,012
Information Technology - 0.7%
Electronic Equipment, Instruments & Components - 0.1%
Celestica Inc (b)	431,764	121,797,735
IT Services - 0.6%
Shopify Inc Class A (b)	7,346,268	871,666,304
Software - 0.0%
Constellation Software Inc/Canada	33,696	59,151,244
TOTAL INFORMATION TECHNOLOGY		1,052,615,283
Materials - 0.9%
Metals & Mining - 0.9%
Agnico Eagle Mines Ltd/CA	1,334,428	270,866,533
Alamos Gold Inc Class A	1,635,772	72,775,450
Barrick Mining Corp (United States)	1,960,447	79,966,633
Franco-Nevada Corp	2,638,641	653,353,384
G Mining Ventures Corp (b)	1,396,218	48,999,614
High Power Exploration Inc (b)(d)(e)	14,027,051	17,814,355
Lundin Gold Inc	1,903,634	145,478,636
Novagold Resources Inc (b)	1,478,809	13,320,018
Orla Mining Ltd	3,385,606	54,443,251
TOTAL MATERIALS		1,357,017,874
TOTAL CANADA		3,939,084,866
CHILE - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
Lundin Mining Corp	518,912	12,940,161
CHINA - 0.8%
Communication Services - 0.6%
Interactive Media & Services - 0.6%
Tencent Holdings Ltd	15,636,911	986,257,210
Consumer Discretionary - 0.2%
Automobiles - 0.2%
BYD Co Ltd H Shares	18,540,817	253,477,767
Industrials - 0.0%
Electrical Equipment - 0.0%
Contemporary Amperex Technology Co Ltd A Shares (China)	591,851	35,064,190
TOTAL CHINA		1,274,799,167
CONGO DEMOCRATIC REPUBLIC OF - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
Ivanhoe Mines Ltd Class A (b)	19,169,800	163,847,978
DENMARK - 0.0%
Health Care - 0.0%
Life Sciences Tools & Services - 0.0%
Chemometec A/S	530,008	25,283,363
FINLAND - 0.3%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Amer Sports Inc (b)	3,850,063	126,744,073
Information Technology - 0.2%
Communications Equipment - 0.2%
Nokia Oyj	38,141,500	305,971,959
TOTAL FINLAND		432,716,032
FRANCE - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Kering SA	652,838	198,243,114
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
EssilorLuxottica SA	193,248	45,031,636
Industrials - 0.0%
Aerospace & Defense - 0.0%
Dassault Aviation SA	55,212	20,550,055
TOTAL FRANCE		263,824,805
GERMANY - 0.1%
Financials - 0.0%
Insurance - 0.0%
Allianz SE	15,210	6,423,466
Health Care - 0.1%
Biotechnology - 0.1%
BioNTech SE ADR (b)	2,055,853	182,724,215
Industrials - 0.0%
Electrical Equipment - 0.0%
Siemens Energy AG	128,310	22,127,005
TOTAL GERMANY		211,274,686
GRAND CAYMAN (UK OVERSEAS TER) - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Bullish (c)	4,134,436	147,723,398
ISRAEL - 0.1%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd (b)(d)(e)	340,545	11,738,586
Rapyd Financial Network 2016 Ltd warrants 3/5/2038 (b)(d)(e)	7,115	47,742
TOTAL FINANCIALS		11,786,328
Health Care - 0.1%
Pharmaceuticals - 0.1%
Teva Pharmaceutical Industries Ltd ADR (b)	5,442,070	163,915,148
TOTAL ISRAEL		175,701,476
ITALY - 0.0%
Industrials - 0.0%
Passenger Airlines - 0.0%
Ryanair Holdings PLC ADR	951,819	55,015,138
Information Technology - 0.0%
Software - 0.0%
Bending Spoons SpA Class C (d)(e)	212,730	14,443,225
TOTAL ITALY		69,458,363
JAPAN - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.0%
Toyota Motor Corp	313,825	6,523,589
Broadline Retail - 0.0%
Pan Pacific International Holdings Corp	1,225,458	7,475,605
Specialty Retail - 0.0%
Fast Retailing Co Ltd	140,251	55,414,070
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp	2,567,115	69,017,184
TOTAL CONSUMER DISCRETIONARY		138,430,448
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc	258,856	8,511,269
Health Care - 0.3%
Health Care Equipment & Supplies - 0.3%
Hoya Corp	2,116,334	366,888,580
Industrials - 0.1%
Electrical Equipment - 0.0%
Furukawa Electric Co Ltd	249,100	47,822,263
Industrial Conglomerates - 0.0%
Hitachi Ltd	1,240,738	36,397,658
Machinery - 0.1%
Mitsubishi Heavy Industries Ltd	3,043,316	83,620,159
Trading Companies & Distributors - 0.0%
ITOCHU Corp	1,342,643	17,079,079
TOTAL INDUSTRIALS		184,919,159
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advantest Corp	284,224	39,224,808
TOTAL JAPAN		737,974,264
KOREA (SOUTH) - 0.6%
Consumer Discretionary - 0.2%
Automobiles - 0.1%
Hyundai Motor Co	585,513	183,643,014
Kia Corp	94,890	9,538,410
		193,181,424
Broadline Retail - 0.1%
Coupang Inc Class A (b)	5,781,352	109,151,925
TOTAL CONSUMER DISCRETIONARY		302,333,349
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
SK Hynix Inc	981,707	567,082,846
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co Ltd	113,178	13,477,412
TOTAL INFORMATION TECHNOLOGY		580,560,258
TOTAL KOREA (SOUTH)		882,893,607
NETHERLANDS - 0.5%
Communication Services - 0.0%
Entertainment - 0.0%
Universal Music Group NV	1,872,452	36,345,830
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (b)	196,730	143,662,083
Newamsterdam Pharma Co NV (b)	1,301,244	41,652,820
TOTAL HEALTH CARE		185,314,903
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV	276,262	209,393,557
ASML Holding NV depository receipt	169,027	223,255,932
BE Semiconductor Industries NV	568,941	121,863,671
TOTAL INFORMATION TECHNOLOGY		554,513,160
TOTAL NETHERLANDS		776,173,893
SPAIN - 0.0%
Financials - 0.0%
Banks - 0.0%
Banco Santander SA	6,134,262	68,769,487
SWEDEN - 0.0%
Industrials - 0.0%
Building Products - 0.0%
Assa Abloy AB B Shares	174,637	6,312,759
Information Technology - 0.0%
Communications Equipment - 0.0%
Telefonaktiebolaget LM Ericsson B Shares	697,879	7,955,985
TOTAL SWEDEN		14,268,744
SWITZERLAND - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
On Holding AG Class A (b)	2,164,868	73,648,809
TAIWAN - 1.3%
Information Technology - 1.3%
Semiconductors & Semiconductor Equipment - 1.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	5,979,307	2,020,706,801
THAILAND - 0.0%
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Fabrinet (b)	104,481	54,488,931
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Games Workshop Group PLC	17,307	4,091,320
Consumer Staples - 0.4%
Tobacco - 0.4%
British American Tobacco PLC	11,732,534	681,177,185
Energy - 0.1%
Energy Equipment & Services - 0.1%
TechnipFMC PLC	1,171,841	81,009,368
Financials - 0.1%
Banks - 0.1%
Starling Bank Ltd (d)(e)	26,724,113	72,158,954
Financial Services - 0.0%
Revolut Group Holdings Ltd (b)(d)(e)	39,600	55,148,544
TOTAL FINANCIALS		127,307,498
Health Care - 0.0%
Pharmaceuticals - 0.0%
Astrazeneca PLC (United States)	221,889	43,760,949
Industrials - 0.1%
Aerospace & Defense - 0.1%
Rolls-Royce Holdings PLC	6,159,848	93,583,027
TOTAL UNITED KINGDOM		1,030,929,347
UNITED STATES - 86.2%
Communication Services - 19.0%
Entertainment - 2.3%
Liberty Media Corp-Liberty Formula One Class C (b)	512,912	43,607,778
Live Nation Entertainment Inc (b)	3,119,614	475,772,331
Netflix Inc (b)	29,395,013	2,826,330,500
ROBLOX Corp Class A (b)	2,651,962	149,994,971
Warner Bros Discovery Inc (b)	2,177,354	59,790,141
		3,555,495,721
Interactive Media & Services - 16.7%
Alphabet Inc Class A	21,351,091	6,139,719,728
Alphabet Inc Class C	13,254,870	3,802,292,008
Epic Games Inc (b)(d)(e)	123,700	55,323,588
Meta Platforms Inc Class A	28,374,859	16,234,108,080
Reddit Inc Class A (b)	668,168	89,968,821
Reddit Inc Class B (b)	404,030	54,402,640
		26,375,814,865
Media - 0.0%
EchoStar Corp Class A (b)	155,554	18,210,707
Omnicom Group Inc (c)	601,164	45,273,661
		63,484,368
TOTAL COMMUNICATION SERVICES		29,994,794,954
Consumer Discretionary - 8.8%
Automobiles - 0.1%
General Motors Co	454,599	33,867,626
Rad Power Bikes Inc (b)(d)(e)	2,588,458	25
Rad Power Bikes Inc warrants 10/6/2033 (b)(d)(e)	2,698,575	27
Tesla Inc (b)	273,890	101,818,608
		135,686,286
Broadline Retail - 5.8%
Amazon.com Inc (b)	43,389,820	9,036,797,811
eBay Inc	2,080,982	189,410,982
		9,226,208,793
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (b)	1,251,909	158,091,069
Carnival Corp	1,759,176	45,527,475
Cava Group Inc (b)(c)	422,375	34,170,138
Dutch Bros Inc Class A (b)	1,186,031	60,084,330
Hilton Worldwide Holdings Inc	637,755	193,928,540
Starbucks Corp	1,073,197	96,147,719
Viking Holdings Ltd (b)	1,329,409	97,684,973
Wynn Resorts Ltd	59,616	6,054,005
Yum! Brands Inc	137,068	21,311,333
		712,999,582
Household Durables - 0.4%
DR Horton Inc	2,915,722	400,095,373
PulteGroup Inc	24,736	2,909,201
SharkNinja Inc (b)	515,279	54,568,046
TopBuild Corp (b)	588,884	206,874,949
		664,447,569
Specialty Retail - 1.9%
Boot Barn Holdings Inc (b)	5,757	842,594
Fanatics Inc Class A (b)(d)(e)	2,461,391	206,141,496
Floor & Decor Holdings Inc Class A (b)	3,519,189	178,774,801
Home Depot Inc/The	1,763,145	579,880,759
Lowe's Cos Inc	5,883,886	1,390,244,584
O'Reilly Automotive Inc (b)	853,451	78,782,062
TJX Cos Inc/The	2,433,120	388,569,264
Urban Outfitters Inc (b)	334,222	21,172,964
Williams-Sonoma Inc	1,030,320	187,858,246
		3,032,266,770
Textiles, Apparel & Luxury Goods - 0.1%
Deckers Outdoor Corp (b)	71,500	7,156,435
Ralph Lauren Corp Class A	250,459	86,155,391
		93,311,826
TOTAL CONSUMER DISCRETIONARY		13,864,920,826
Consumer Staples - 3.1%
Beverages - 0.7%
Coca-Cola Co/The	13,338,775	1,014,413,839
PepsiCo Inc	279,197	43,356,502
		1,057,770,341
Consumer Staples Distribution & Retail - 1.2%
Casey's General Stores Inc	191,354	139,278,922
Chobani Inc Class A (d)(e)(g)	12,812	55,274,299
Costco Wholesale Corp	751,552	748,868,959
Dollar General Corp	31,361	3,723,492
Dollar Tree Inc (b)	6,868,442	752,163,084
Maplebear Inc (b)	1,411,900	52,889,774
Walmart Inc	1,058,445	131,543,545
		1,883,742,075
Food Products - 0.2%
Hershey Co/The	1,507,679	313,431,387
Smithfield Foods Inc	27,200	760,784
		314,192,171
Personal Care Products - 0.2%
Estee Lauder Cos Inc/The Class A	4,882,030	350,383,293
Tobacco - 0.8%
JUUL Labs Inc Class A (b)(d)(e)	27,008,111	51,315,410
Philip Morris International Inc	7,611,487	1,258,483,261
		1,309,798,671
TOTAL CONSUMER STAPLES		4,915,886,551
Energy - 2.7%
Energy Equipment & Services - 0.2%
SLB Ltd	7,759,687	398,770,315
Oil, Gas & Consumable Fuels - 2.5%
Cheniere Energy Inc	210,176	59,639,541
Chevron Corp	1,274,015	263,593,704
ConocoPhillips	1,081,054	142,699,128
Exxon Mobil Corp	14,256,542	2,418,764,916
Marathon Petroleum Corp	600,127	146,539,011
Phillips 66	520,351	94,797,545
Shell PLC ADR	2,993,332	278,379,876
Valero Energy Corp	2,165,797	535,125,123
		3,939,538,844
TOTAL ENERGY		4,338,309,159
Financials - 12.4%
Banks - 1.4%
Bank of America Corp	1,346,608	65,647,140
Citigroup Inc	4,513,172	511,838,837
East West Bancorp Inc	14,587	1,557,308
JPMorgan Chase & Co	4,654,556	1,369,184,193
Wells Fargo & Co	3,838,199	305,559,022
		2,253,786,500
Capital Markets - 2.5%
Bank of New York Mellon Corp/The	5,935,557	704,135,127
Cboe Global Markets Inc	938,981	263,919,390
Charles Schwab Corp/The	6,257,248	588,056,167
Coinbase Global Inc Class A (b)	43,916	7,668,173
Evercore Inc Class A	436,415	130,274,242
Goldman Sachs Group Inc/The	941,780	796,736,462
Interactive Brokers Group Inc Class A	766,277	51,394,198
Moody's Corp	430,771	187,923,849
Morgan Stanley	6,795,061	1,118,263,189
Robinhood Markets Inc Class A (b)	650,926	45,109,172
Tulco LLC (b)(d)(e)(g)	140,771	83,142,168
		3,976,622,137
Consumer Finance - 0.5%
American Express Co	2,353,441	711,868,834
Capital One Financial Corp	443,233	80,858,996
Figure Technology Solutions Inc Class A	166,424	5,650,094
		798,377,924
Financial Services - 7.0%
Berkshire Hathaway Inc Class A (b)	9,065	6,509,939,100
Berkshire Hathaway Inc Class B (b)	3,370,500	1,615,143,600
Mastercard Inc Class A	782,782	391,124,854
Rocket Cos Inc Class A (b)	10,417,742	148,452,824
Toast Inc Class A (b)	6,884,396	182,505,338
Visa Inc Class A	6,734,347	2,035,389,037
		10,882,554,753
Insurance - 1.0%
Arthur J Gallagher & Co	2,978,860	645,161,499
Chubb Ltd	255,470	83,265,337
Progressive Corp/The	3,567,167	707,155,186
Travelers Companies Inc/The	653,963	190,747,928
		1,626,329,950
TOTAL FINANCIALS		19,537,671,264
Health Care - 7.7%
Biotechnology - 2.8%
AbbVie Inc	429,753	93,466,980
Alnylam Pharmaceuticals Inc (b)	1,202,994	398,034,625
Amgen Inc	40,226	14,153,518
Apogee Therapeutics Inc (b)	350,854	29,531,381
BeOne Medicines Ltd ADR (b)	735,295	218,360,556
Biogen Inc (b)	3,395,956	622,580,613
BioMarin Pharmaceutical Inc (b)	1,772,542	100,130,898
Caris Life Sciences Inc (b)	2,479,471	44,332,941
Centessa Pharmaceuticals PLC ADR (b)	1,321,353	52,484,141
Cytokinetics Inc (b)	110,392	7,275,937
Eikon Therapeutics Inc (b)(c)	1,275,800	13,497,964
Gilead Sciences Inc	10,363,723	1,444,392,075
Immunome Inc (b)	403,825	8,831,653
Immunovant Inc (b)	925,389	22,986,663
Insmed Inc (b)	908,349	148,533,228
Kiniksa Pharmaceuticals International Plc Class A (b)	191,290	9,210,614
Kymera Therapeutics Inc (b)	506,025	42,146,822
Madrigal Pharmaceuticals Inc (b)	19,230	10,066,328
Mirum Pharmaceuticals Inc (b)	44,937	4,151,279
Moderna Inc (b)	3,434,606	174,477,985
Natera Inc (b)	641,561	128,305,784
Nuvalent Inc Class A (b)	107,649	11,028,640
Praxis Precision Medicines Inc (b)	60,501	19,492,817
PTC Therapeutics Inc (b)	127,075	8,657,620
Regeneron Pharmaceuticals Inc	370,795	286,491,049
Roivant Sciences Ltd (b)	3,387,347	93,829,512
Summit Therapeutics Inc (b)	489,110	9,273,526
United Therapeutics Corp (b)	48,489	28,753,007
Vertex Pharmaceuticals Inc (b)	471,411	210,503,868
XOMA Royalty Corp (b)(c)(f)	794,459	24,922,179
		4,279,904,203
Health Care Equipment & Supplies - 0.8%
Align Technology Inc (b)	1,560,698	267,550,458
Boston Scientific Corp (b)	7,937,121	498,054,343
Edwards Lifesciences Corp (b)	169,818	13,599,025
Glaukos Corp (b)	26,525	2,855,682
Globus Medical Inc Class A (b)	167,853	14,462,214
Insulet Corp (b)	90,088	18,904,066
Intuitive Surgical Inc (b)	553,955	255,367,715
Medline Inc Class A	5,700,453	253,670,159
ResMed Inc	27,398	6,150,303
Stryker Corp	18,998	6,242,553
		1,336,856,518
Health Care Providers & Services - 0.7%
Cencora Inc	688,110	216,162,875
HCA Healthcare Inc	563,234	266,544,858
McKesson Corp	195,145	168,870,677
Tenet Healthcare Corp (b)	2,335,268	440,688,425
UnitedHealth Group Inc	31,862	8,621,539
		1,100,888,374
Life Sciences Tools & Services - 1.3%
Bio-Techne Corp	2,091,317	109,292,226
Charles River Laboratories International Inc (b)	1,412,276	243,617,610
Danaher Corp	2,798,420	530,580,432
Thermo Fisher Scientific Inc	2,103,458	1,033,912,712
Veterinary Emergency Group (b)(d)(e)(g)	1,114,406	109,624,118
West Pharmaceutical Services Inc	247,091	61,930,888
		2,088,957,986
Pharmaceuticals - 2.1%
Corcept Therapeutics Inc (b)	1,186,243	47,817,455
Eli Lilly & Co	3,145,605	2,893,233,111
GSK PLC	6,250,100	172,161,994
Jazz Pharmaceuticals PLC (b)	41,278	7,803,606
Johnson & Johnson	239,140	58,455,382
Merck & Co Inc	477,855	57,481,178
Roche Holding AG	85,393	34,079,564
Structure Therapeutics Inc ADR (b)	771,305	37,176,901
Zevra Therapeutics Inc (b)	1,932,652	18,012,317
		3,326,221,508
TOTAL HEALTH CARE		12,132,828,589
Industrials - 9.0%
Aerospace & Defense - 4.2%
Anduril Industries Inc Class B (d)(e)	17,292	1,102,192
Anduril Industries Inc Class C (d)(e)	8	509
ATI Inc (b)	269,570	39,211,652
Axon Enterprise Inc (b)	349,069	148,246,114
Beta Technologies Inc (h)	4,463,116	65,607,805
Beta Technologies Inc Class A (b)	913,305	13,425,584
Boeing Co (b)	4,937,330	982,676,790
Carpenter Technology Corp	781,674	308,096,807
Firefly Aerospace Inc (b)(c)	98,360	2,800,309
FTAI Aviation Ltd	26,419	6,472,655
GE Aerospace	6,098,533	1,730,580,709
General Dynamics Corp	250,666	86,033,585
Howmet Aerospace Inc	1,916,940	441,777,992
Karman Holdings Inc (b)	1,314,054	105,190,023
L3Harris Technologies Inc	41,271	14,244,686
Loar Holdings Inc (b)(c)	36,664	2,100,481
Northrop Grumman Corp	162,692	110,994,990
Relativity Space Inc (b)(d)(e)	43,289	45,886
Relativity Space Inc warrants 11/1/2030 (b)(d)(e)	1,398	1,411
Rocket Lab Corp	508,639	32,664,797
RTX Corp	183,905	35,475,275
Space Exploration Technologies Corp (b)(d)(e)	4,084,237	2,150,718,362
Space Exploration Technologies Corp Class C (b)(d)(e)	129,910	68,409,307
Woodward Inc	247,526	88,594,506
		6,434,472,427
Air Freight & Logistics - 0.0%
FedEx Corp	114,291	40,708,169
Zipline International Inc (b)(d)(e)	515,816	29,019,808
		69,727,977
Building Products - 0.3%
Simpson Manufacturing Co Inc	416,214	71,430,646
Trane Technologies PLC	989,794	412,486,752
		483,917,398
Commercial Services & Supplies - 0.3%
Cintas Corp	44,500	7,526,730
Clean Harbors Inc (b)	1,140,660	327,061,442
GFL Environmental Inc Subordinate Voting Shares	3,540,257	147,682,491
		482,270,663
Construction & Engineering - 0.0%
API Group Corp (b)	1,189,971	48,217,625
Comfort Systems USA Inc	17,105	23,587,624
		71,805,249
Electrical Equipment - 1.4%
Eaton Corp PLC	193,323	69,145,837
Forgent Power Solutions Inc Class A (c)	1,172,249	34,311,728
GE Vernova Inc	2,315,932	2,021,577,044
Nextpower Inc Class A (b)	352,977	42,551,377
nVent Electric PLC	68,586	8,112,352
Vertiv Holdings Co Class A	223,326	55,961,029
		2,231,659,367
Ground Transportation - 0.4%
Old Dominion Freight Line Inc	3,200,694	625,415,608
XPO Inc (b)	299,645	58,295,934
		683,711,542
Industrial Conglomerates - 0.3%
3M Co	3,114,885	452,374,749
Machinery - 1.8%
Caterpillar Inc	25,053	17,749,047
Deere & Co	1,865,645	1,050,917,829
Ingersoll Rand Inc	3,617,985	289,872,958
PACCAR Inc	1,762,423	203,559,857
Parker-Hannifin Corp	462,471	414,022,538
RBC Bearings Inc (b)	165,118	89,678,888
Symbotic Inc Class A (b)(c)	792,693	42,171,268
Westinghouse Air Brake Technologies Corp	2,462,492	615,401,376
		2,723,373,761
Passenger Airlines - 0.0%
Delta Air Lines Inc	283,735	18,862,703
Professional Services - 0.0%
CACI International Inc (b)	23,789	12,938,123
UL Solutions Inc Class A	493,980	42,339,026
		55,277,149
Trading Companies & Distributors - 0.3%
Ferguson Enterprises Inc	2,012,470	469,428,752
QXO Inc (b)(c)	1,143,167	22,200,303
		491,629,055
TOTAL INDUSTRIALS		14,199,082,040
Information Technology - 22.2%
Communications Equipment - 0.5%
Arista Networks Inc (b)	6,476,779	795,218,926
Cisco Systems Inc	89,035	6,908,225
Lumentum Holdings Inc (b)	20,747	14,580,162
		816,707,313
Electronic Equipment, Instruments & Components - 2.3%
Amphenol Corp Class A	25,884,860	3,270,552,061
Coherent Corp (b)	1,210,152	288,270,308
Corning Inc	480,696	65,360,235
Jabil Inc	198,601	52,754,384
Keysight Technologies Inc (b)	25,600	7,228,672
Sanmina Corp (b)	58,029	7,522,880
TD SYNNEX Corp	29,387	4,957,880
		3,696,646,420
IT Services - 0.3%
Accenture PLC Class A	47,600	9,438,604
Asac II LP (b)(d)(e)	39,494,500	7,882,312
Cloudflare Inc Class A (b)	681,626	140,646,709
Snowflake Inc (b)	1,971,073	297,277,230
		455,244,855
Semiconductors & Semiconductor Equipment - 12.7%
Advanced Micro Devices Inc (b)	603,112	122,691,074
Analog Devices Inc	530,888	168,896,708
Applied Materials Inc	169,179	57,823,690
ARM Holdings PLC ADR (b)	362,017	54,765,932
Astera Labs Inc (b)	552,481	60,551,918
Broadcom Inc	9,533,513	2,950,717,609
Intel Corp (b)	3,242,770	143,103,440
KLA Corp	532,684	784,329,248
Lam Research Corp	751,071	160,473,830
MACOM Technology Solutions Holdings Inc (b)	176,835	39,269,748
Marvell Technology Inc	557,498	55,220,177
Micron Technology Inc	846,145	285,861,627
Monolithic Power Systems Inc	145,919	159,540,539
NVIDIA Corp	85,242,150	14,866,230,961
SiTime Corp (b)	83,197	28,732,084
Teradyne Inc	22,837	6,770,257
		19,944,978,842
Software - 3.9%
Applied Intuition Inc Class A (b)(d)(e)	156,998	14,873,991
Cadence Design Systems Inc (b)	266,471	74,044,297
Canva Inc Class A (b)(d)(e)	164,674	221,781,296
Carbon Inc (b)(d)(e)	998,199	1,137,947
Crowdstrike Holdings Inc Class A (b)	63,038	24,610,666
Figma Inc Class A (c)	6,588,955	139,290,509
Fortinet Inc (b)	163,363	13,350,024
Gusto Inc (b)(d)(e)	289,200	5,503,476
Microsoft Corp	12,668,301	4,689,424,981
OpenAI Group Pbc Class A (d)(e)	25,300	17,398,557
Palantir Technologies Inc Class A (b)	169,399	24,779,686
Palo Alto Networks Inc (b)	1,694,059	271,591,539
Samsara Inc Class A (b)	5,665,364	179,535,385
ServiceTitan Inc Class A (b)(c)	1,795,131	113,919,013
Stripe LLC Class B (b)(d)(e)	455,600	28,702,800
Synopsys Inc (b)	340,895	135,158,050
Tanium Inc Class B (b)(d)(e)	6,742,751	52,256,320
Via Transportation Inc Class A (b)	131,785	1,976,775
Zscaler Inc (b)	497	69,723
		6,009,405,035
Technology Hardware, Storage & Peripherals - 2.5%
Apple Inc	14,546,100	3,691,654,719
Dell Technologies Inc Class C	522,925	85,827,680
GPGI Inc Class A	1,918,051	32,798,672
Seagate Technology Holdings PLC	69,196	27,108,225
Western Digital Corp	133,832	36,200,218
		3,873,589,514
TOTAL INFORMATION TECHNOLOGY		34,796,571,979
Materials - 0.8%
Chemicals - 0.7%
CF Industries Holdings Inc	125,828	16,337,508
Corteva Inc	5,481,603	458,864,987
Ecolab Inc	18,839	5,011,550
Sherwin-Williams Co/The	1,863,732	597,419,293
		1,077,633,338
Construction Materials - 0.0%
CRH PLC	188,725	19,838,772
Martin Marietta Materials Inc	67,221	39,571,658
		59,410,430
Metals & Mining - 0.1%
Illuminated Holdings Inc (b)(d)(e)	330,026	5,831,559
Ivanhoe Electric Inc / US (b)	4,006,914	47,361,724
Newmont Corp	120,604	13,055,383
Steel Dynamics Inc	225,414	40,574,520
		106,823,186
TOTAL MATERIALS		1,243,866,954
Real Estate - 0.1%
Health Care REITs - 0.1%
Welltower Inc	938,281	185,507,537
Industrial REITs - 0.0%
Prologis Inc	55,376	7,319,599
Real Estate Management & Development - 0.0%
Zillow Group Inc Class C (b)	749,532	31,015,634
TOTAL REAL ESTATE		223,842,770
Utilities - 0.4%
Electric Utilities - 0.4%
American Electric Power Co Inc	615,326	80,656,932
Constellation Energy Corp	1,292,949	361,056,008
Entergy Corp	315,844	35,488,232
NRG Energy Inc	980,204	143,247,013
		620,448,185
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	567,235	85,272,437
TOTAL UTILITIES		705,720,622
TOTAL UNITED STATES		135,953,495,708
URUGUAY - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Dlocal Ltd/Uruguay Class A	550,700	7,142,578
TOTAL COMMON STOCKS (Cost $60,602,247,574)		149,235,505,889

Convertible Corporate Bonds - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings Inc 15% 12/31/2026 (d)(e)	3,432,400	3,417,298
Information Technology - 0.0%
Software - 0.0%
Asapp Inc 8% 3/13/2028 (d)(e)(j)	2,017,239	2,549,790
TOTAL UNITED STATES		5,967,088
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $5,449,639)		5,967,088

Convertible Preferred Stocks - 4.9%
	Shares	Value ($)
CANADA - 0.0%
Materials - 0.0%
Metals & Mining - 0.0%
High Power Exploration Inc Series A (b)(d)(e)	14,154,085	29,865,119
CHINA - 0.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Bytedance Ltd Series E1 (b)(d)(e)	653,587	176,912,929
FINLAND - 0.0%
Health Care - 0.0%
Health Care Technology - 0.0%
Oura Health Oy Series E (d)(e)	1,123,976	66,359,543
ISRAEL - 0.0%
Financials - 0.0%
Financial Services - 0.0%
Rapyd Financial Network 2016 Ltd Series F (b)(d)(e)	23,715	786,627
Industrials - 0.0%
Electrical Equipment - 0.0%
Element Labs Inc Series B (d)(e)	680,400	6,463,800
TOTAL ISRAEL		7,250,427
UNITED STATES - 4.8%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc Series A (b)(d)(e)	337,463	3
Rad Power Bikes Inc Series C (b)(d)(e)	1,327,879	13
Rad Power Bikes Inc Series D (b)(d)(e)	2,329,100	23
		39
Hotels, Restaurants & Leisure - 0.0%
Discord Inc Series I (b)(d)(e)	155,000	3,453,400
TOTAL CONSUMER DISCRETIONARY		3,453,439
Consumer Staples - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands Inc Series G (b)(d)(e)	55,517	1,889,799
GoBrands Inc Series H (b)(d)(e)	69,898	3,063,629
TOTAL CONSUMER STAPLES		4,953,428
Financials - 0.0%
Financial Services - 0.0%
Acrisure Holdings Inc Series B1 (b)(d)(e)	379,681	12,935,732
Tenstorrent Holdings Inc Series C1 (b)(d)(e)	387,402	23,530,797
TOTAL FINANCIALS		36,466,529
Health Care - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (b)(d)(e)	3,224,900	5,933,816
Intarcia Therapeutics Inc (b)(d)(e)	2,100,446	21
Kardigan Inc Series B (d)(e)	743,904	15,889,789
		21,823,626
Health Care Providers & Services - 0.0%
Get Credit Healthy Inc Series B (b)(d)(e)	35,877,127	44,218
Lyra Health Inc Series E (b)(d)(e)	1,478,100	12,016,953
Lyra Health Inc Series F (b)(d)(e)	69,520	565,198
Somatus Inc Series E (b)(d)(e)	15,253	19,571,887
		32,198,256
TOTAL HEALTH CARE		54,021,882
Industrials - 3.9%
Aerospace & Defense - 3.8%
Anduril Industries Inc Series G (d)(e)	161,900	10,319,506
Space Exploration Technologies Corp Series G (b)(d)(e)	558,215	2,939,504,369
Space Exploration Technologies Corp Series H (b)(d)(e)	120,282	633,392,984
Space Exploration Technologies Corp Series N (b)(d)(e)	428,458	2,256,216,982
		5,839,433,841
Air Freight & Logistics - 0.1%
Zipline International Inc Series E (b)(d)(e)	1,317,166	74,103,759
Zipline International Inc Series F (b)(d)(e)	682,143	38,377,365
Zipline International Inc Series G (b)(d)(e)	772,245	43,446,504
Zipline International Inc Series H (d)(e)	276,500	15,555,890
		171,483,518
TOTAL INDUSTRIALS		6,010,917,359
Information Technology - 0.9%
Electronic Equipment, Instruments & Components - 0.2%
Cerebras Systems Inc Series G (d)(e)	3,145,300	279,994,606
Software - 0.7%
Anthropic PBC Series E (b)(d)(e)	204,700	53,045,958
Anthropic PBC Series F (d)(e)	602,500	156,131,850
Applied Intuition Inc Series A2 (b)(d)(e)	184,736	17,501,889
Applied Intuition Inc Series B2 (b)(d)(e)	89,079	8,439,344
Asapp Inc Series C (b)(d)(e)	1,300,504	1,469,570
Canva Inc Series A2 (b)(d)(e)	2,380	3,205,360
Canvas Inc Series A (b)(d)(e)	13,120	17,669,885
Databricks Inc Series L (d)(e)	550,400	90,871,040
Gusto Inc Series D (b)(d)(e)	2,436,137	46,359,687
Gusto Inc Series E (b)(d)(e)	167,099	3,179,894
MOLOCO Inc Series A (b)(d)(e)	419,608	29,607,540
Nuro Inc/DE Series C (b)(d)(e)	3,293,118	36,026,711
Nuro Inc/DE Series D (b)(d)(e)	643,113	8,141,810
Nuro Inc/DE Series E (b)(d)(e)	1,054,195	11,480,184
OpenAI Group Pbc Series A-2 (d)(e)	398,186	273,828,530
OpenAI Group Pbc Series A-3 (d)(e)	169,727	116,719,561
Physical Intelligence Inc Series B (d)(e)	15,300	4,145,229
Stripe LLC Series H (b)(d)(e)	190,300	11,988,900
Stripe LLC Series I (b)(d)(e)	2,114,059	133,185,717
		1,022,998,659
TOTAL INFORMATION TECHNOLOGY		1,302,993,265
Materials - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings Inc Series E2 (d)(e)	731,459	12,924,881
TOTAL UNITED STATES		7,425,730,783
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,390,585,138)		7,706,118,801

Preferred Securities - 0.0%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
Rad Power Bikes Inc 8% 12/31/2199 (d)(e)	2,698,575	628,767
Health Care - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics Inc 6% (d)(e)(k)(l)	9,273,235	0
TOTAL UNITED STATES		628,767
TOTAL PREFERRED SECURITIES (Cost $11,971,810)		628,767

Money Market Funds - 0.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (m)	3.69	992,673,138	992,871,672
Fidelity Securities Lending Cash Central Fund (m)(n)	3.69	320,991,339	321,023,438
TOTAL MONEY MARKET FUNDS (Cost $1,313,894,875)			1,313,895,110

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $63,324,149,036)	158,262,115,655
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(505,313,690)
NET ASSETS - 100.0%	157,756,801,965

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,994,278,627 or 7.0% of net assets.

(f)	Affiliated company.
(g)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $65,607,805 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $62,110,379 or 0.0% of net assets.

(j)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k)	Security is perpetual in nature with no stated maturity date.
(l)	Non-income producing - Security is in default.
(m)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(n)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $61,200,930.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Acrisure Holdings Inc Series B1	3/22/2021	6,917,788

Anduril Industries Inc Class B	6/16/2025	706,945

Anduril Industries Inc Class C	6/16/2025	327

Anduril Industries Inc Series G	4/17/2025	6,618,925

Anthropic PBC Series E	2/14/2025	11,480,907

Anthropic PBC Series F	8/18/2025	84,932,979

Applied Intuition Inc Class A	7/2/2024 - 6/16/2025	10,528,697

Applied Intuition Inc Series A2	7/2/2024	11,027,797

Applied Intuition Inc Series B2	7/2/2024	5,317,562

Asac II LP	10/10/2013	3,041,471

Asapp Inc 8% 3/13/2028	3/13/2026	2,017,239

Asapp Inc Series C	4/30/2021	8,579,555

Bending Spoons SpA Class C	10/9/2025	18,769,112

Bytedance Ltd Series E1	11/18/2020	71,616,260

Canva Inc Class A	3/18/2024 - 11/12/2025	219,863,272

Canva Inc Series A2	9/22/2023	2,538,653

Canvas Inc Series A	9/22/2023	13,994,594

Carbon Inc	12/15/2017 - 3/22/2019	23,664,120

Cerebras Systems Inc Series G	9/19/2025	113,961,768

Chobani Inc Class A	10/14/2025	57,071,401

Databricks Inc Series L	12/18/2025	104,576,000

Discord Inc Series I	9/15/2021	8,534,678

Element Labs Inc Series B	6/27/2025	5,973,164

ElevateBio LLC Series C	3/9/2021	13,528,456

Epic Games Inc	7/13/2020 - 7/30/2020	71,127,500

Fanatics Inc Class A	8/13/2020 - 12/15/2021	82,369,063

Get Credit Healthy Inc Series B	8/17/2023	44,219

GoBrands Inc Series G	3/2/2021	13,863,555

GoBrands Inc Series H	7/22/2021	27,154,715

Gusto Inc	10/1/2021	8,325,588

Gusto Inc Series D	7/16/2019	32,430,830

Gusto Inc Series E	7/13/2021	5,079,029

High Power Exploration Inc	6/3/2024	18,515,707

High Power Exploration Inc Series A	11/15/2019 - 3/4/2021	74,592,028

Illuminated Holdings Inc	1/9/2026	4,925,212

Illuminated Holdings Inc Series E2	1/9/2026	10,916,080

Intarcia Therapeutics Inc	11/14/2012	28,629,079

Intarcia Therapeutics Inc 6%	1/3/2020	9,273,235

JUUL Labs Inc Class A	11/4/2025	51,260,584

Kardigan Inc Series B	10/9/2025	15,893,568

Lyra Health Inc Series E	1/14/2021	13,534,370

Lyra Health Inc Series F	6/4/2021	1,091,770

MOLOCO Inc Series A	6/26/2023	25,176,480

Nuro Inc/DE Series C	10/30/2020	42,990,338

Nuro Inc/DE Series D	10/29/2021	13,406,154

Nuro Inc/DE Series E	4/1/2025	13,486,833

OpenAI Group Pbc Class A	9/3/2025	10,879,000

OpenAI Group Pbc Series A-2	9/30/2024	74,801,716

OpenAI Group Pbc Series A-3	4/11/2025	52,082,818

Oura Health Oy Series E	9/24/2025	60,211,394

Physical Intelligence Inc Series B	10/24/2025	4,154,857

Rad Power Bikes Inc	1/21/2021	12,486,307

Rad Power Bikes Inc 8% 12/31/2199	10/6/2023	2,698,575

Rad Power Bikes Inc Series A	1/21/2021	1,627,867

Rad Power Bikes Inc Series C	1/21/2021	6,405,476

Rad Power Bikes Inc Series D	9/17/2021	22,321,629

Rad Power Bikes Inc warrants 10/6/2033	10/6/2023	2

Rapyd Financial Network 2016 Ltd	3/30/2021	24,999,987

Rapyd Financial Network 2016 Ltd Series F	3/6/2025	1,038,190

Rapyd Financial Network 2016 Ltd warrants 3/5/2038	3/6/2025	0

Relativity Space Inc	11/20/2020 - 11/14/2023	57,771,252

Relativity Space Inc warrants 11/1/2030	11/14/2023	0

Revolut Group Holdings Ltd	1/28/2026	55,839,778

Somatus Inc Series E	1/31/2022	13,310,300

Space Exploration Technologies Corp	10/16/2015 - 12/19/2025	200,732,758

Space Exploration Technologies Corp Class C	9/11/2017	1,753,785

Space Exploration Technologies Corp Series G	1/20/2015	43,239,334

Space Exploration Technologies Corp Series H	8/4/2017	16,238,070

Space Exploration Technologies Corp Series N	8/4/2020	115,683,660

Starling Bank Ltd	6/18/2021 - 4/5/2022	52,246,529

Stripe LLC Class B	5/18/2021	18,282,490

Stripe LLC Series H	3/15/2021	7,635,787

Stripe LLC Series I	3/20/2023 - 5/12/2023	42,564,760

Tanium Inc Class B	4/21/2017 - 9/18/2020	57,901,784

Tenstorrent Holdings Inc 15% 12/31/2026	2/25/2026	3,432,400

Tenstorrent Holdings Inc Series C1	4/23/2021	23,032,751

Tulco LLC	8/24/2017 - 9/7/2018	52,171,493

Veterinary Emergency Group	9/16/2021 - 11/13/2023	44,291,345

Zipline International Inc	10/12/2021	18,569,376

Zipline International Inc Series E	12/21/2020	42,978,337

Zipline International Inc Series F	4/11/2023	27,420,170

Zipline International Inc Series G	6/7/2024	32,392,820

Zipline International Inc Series H	12/3/2025	15,557,068

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Beta Technologies Inc	5/4/2026

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,585,388,239	7,650,310,029	8,242,826,830	10,849,962	(6,786)	7,020	992,871,672	992,673,138	1.6%
Fidelity Securities Lending Cash Central Fund	239,207,876	1,614,959,901	1,533,144,339	523,311	-	-	321,023,438	320,991,339	0.9%
Total	1,824,596,115	9,265,269,930	9,775,971,169	11,373,273	(6,786)	7,020	1,313,895,110

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) and Shares end of period columns means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Xoma Royalty Corp	18,801,603	2,332,633	34,536	-	4,825	3,817,654	24,922,179	794,459
Total	18,801,603	2,332,633	34,536	-	4,825	3,817,654	24,922,179

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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